Analysis of changes in financing activities during the year (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of changes in financing during the year [Abstract]
Table of Analysis of changes in financing during the year	The following chart provides a reconciliation between the opening and closing balances for liabilities arising from financing activities:

	2021	2020
Debt securities issued and lease liabilities
Opening balance	6,218,055	20,211,858
New borrowings	3,438,370	7,080,746
Debt payments	(1,111,957)	(10,907,067)
Payment of lease liabilities	(1,400,882)	(1,561,380)
Interests and adjustments accrued	2,497,843	5,343,426
Interests paid	(83,139)	(5,902,117)
Inflation effect on debt securities issued	(6,133,522)	(8,047,411)

Closing balance	3,424,768	6,218,055